COMMITMENTS AND CONTINGENCIES - Additional Information - 1 Capital Commitments, Lease Commitments and Other Arrangements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments And Contingencies [Line Items]
Capital commitments	$ 317,185
Rental expenses (including contingent fees)	37,349	$ 39,667	$ 32,829
Minimum rental expenses	32,228	32,864	25,374
Contingent rental expenses	5,121	6,803	7,455
Contingent fees earned	$ 23,461	$ 12,898	$ 17,497
Lease expiry dates - as grantor	2025-10
Mocha Clubs [Member]
Commitments And Contingencies [Line Items]
Lease expiry dates - as lessee	2033-07
City of Dreams Manila [Member]
Commitments And Contingencies [Line Items]
Lease expiry dates - as lessee	2033-07